Offsetting financial assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of Offsetting Financial Assets And Financial Liabilities

	Yen in millions
	Transition date April 1, 2019
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments
Other financial assets Derivatives	200,333	(89,364)	(46,590)	64,379
Other financial liabilities Derivatives	231,915	(89,364)	(110,159)	32,392

	Yen in millions
	March 31, 2020
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments
Other financial assets Derivatives	503,826	(176,541)	(121,979)	205,306
Other financial liabilities Derivatives	437,369	(176,541)	(234,909)	25,919

	Yen in millions
	March 31, 2021
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments
Other financial assets Derivatives	282,364	(163,054)	(62,795)	56,515
Other financial liabilities Derivatives	425,980	(163,054)	(89,849)	173,078